RBC SMID Cap Growth Fund Investment Objectives and Goals - RBC SMID Cap Growth Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	RBC SMID Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.